Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Consolidated Statements Of Cash Flows [Abstract]
Net income from continuing operations	$ 688	$ 733
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,220	1,041
Deferred income tax expense (recovery)	59	4
Stock-based compensation	2	3
Defined benefit pension plans	1	7
Equity/(income) loss of an associate or joint venture	0	(46)
Loss on disposal of an associate or joint venture	0	109
Gain on disposal of investment	0	15
Net change in contract asset balances	(14)	(23)
Loss on disposal of fixed assets and intangibles	3	(32)
Loss on write-down of assets	(7)	0
Other	23	(4)
Funds flow from continuing operations	$ 1,989	$ 1,777